Intangible Assets - Summary of Intangible Assets, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ (12,090)	$ (10,752)	$ (5,082)
Intangible assets, net		11,593	11,729
Intellectual Property
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		$ 14,025	8,491
Intellectual Property | Minimum
Finite-Lived Intangible Assets [Line Items]
Term		1 year
Intellectual Property | Maximum
Finite-Lived Intangible Assets [Line Items]
Term		5 years
Software Licenses
Finite-Lived Intangible Assets [Line Items]
Term		3 years
Intangible assets, gross		$ 8,320	$ 8,320